Nature of Operations (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	May. 22, 2014	Dec. 31, 2015	Dec. 31, 2014
Registered capital			$ 10,000,000
Investment to acquire interest			$ 8,000,000
Interest in Globalink Xuzhou			80.00%	100.00%
Payments to subsidiary				$ 58,273	$ 145
Globalink Xuzhou
Payments to subsidiary	$ 300,000	$ 500,000
Globalink Zhejiang
Payments to subsidiary	$ 123,200
Shizhen Biotech
Investment to acquire interest			$ 2,000,000
Interest in Globalink Xuzhou			20.00%